INVESTMENTS - Schedule of Current and Noncurrent Investments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 29, 2023	Nov. 30, 2020
Disclosure of financial assets [line items]
TOTAL	$ 2,489	$ 2,212
Investment in associates	1,727	1,648
Vistra ITCL and Pentathlon Ventures LLP
Disclosure of financial assets [line items]
Investment in associates			$ 1,950	$ 2,000
Payment for interests in associates	2,489	2,212
Mutual funds
Disclosure of financial assets [line items]
Mutual funds	6,594	13,992
Investments
Disclosure of financial assets [line items]
TOTAL	6,594	13,992
Contribution to funds
Disclosure of financial assets [line items]
Non-current, measured at amortised cost	$ 2,489	$ 2,212